Exhibit 99.2

3097 Satellite Blvd., Ste. 600, Duluth, GA 30096

770.497.9100

29 August 2024

STAR 2024-SFR4 Trust
591 West Putnam Avenue
Greenwich, CT 06830

RE: STAR 2024-SFR4 Trust (the “Issuing Entity”) HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below. The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I. Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

a. Background.

We have been informed that:

1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2. Some of the Properties were previously designated by SOF-XII U.S. NRE Holdings, L.P. (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

b. Properties Subject to Review. [(1) through (3) of Item 4.]

Page | 1

The Loan Sponsor and/or Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I. Our HOA Discrepancy Review did not include “sampling” the pool.  The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology.  Rather, the Subject Properties were identified by you.  Accordingly, they may not be representative of the entire pool, as to which we make no representation.

c. How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each of the Subject Properties. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods. Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1. Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2. Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3. Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4. Review of prior mortgages. Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5. Contacting listing agents. Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

Page | 2

6. Contacting homeowners or residents. Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

Many HOAs do not establish web sites or other presence on the world-wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process. Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

d. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

Page | 3

1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2. Making any findings with respect to:

i.                                Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.                            The value of the Properties or any other collateral securing the Mortgage Loan,

iii.                         Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

iv.                         Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II. Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, none of the 873 Subject Properties set forth on Schedule I are subject to an active HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein.  The conclusions expressed herein are given only as of the dates set forth on Schedule I, and we undertake no responsibility to update or supplement this report after the date hereof for any reason.

Page | 4

This report was prepared solely for the benefit of the addressee set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction. Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent.  In addition, this report is not assignable to any person or entity without our prior written approval.

OS National LLC

By:	/s/ Jim Duggan
Name: Jim Duggan
Title: Director of Institutional Transactions

Page | 5

Schedule I
Client Code	HOA Status
q31853	APPARENT NON-HOA PROPERTY
q31998	APPARENT NON-HOA PROPERTY
q32076	APPARENT NON-HOA PROPERTY
q32436	APPARENT NON-HOA PROPERTY
q33057	APPARENT NON-HOA PROPERTY
q33433	APPARENT NON-HOA PROPERTY
q33665	APPARENT NON-HOA PROPERTY
q38906	APPARENT NON-HOA PROPERTY
q39125	APPARENT NON-HOA PROPERTY
q39299	APPARENT NON-HOA PROPERTY
q40681	APPARENT NON-HOA PROPERTY
q44257	APPARENT NON-HOA PROPERTY
q45695	APPARENT NON-HOA PROPERTY
q45963	APPARENT NON-HOA PROPERTY
q46155	APPARENT NON-HOA PROPERTY
q46644	APPARENT NON-HOA PROPERTY
q47765	APPARENT NON-HOA PROPERTY
q47840	APPARENT NON-HOA PROPERTY
q48080	APPARENT NON-HOA PROPERTY
q33488	APPARENT NON-HOA PROPERTY
q43941	APPARENT NON-HOA PROPERTY
q45171	APPARENT NON-HOA PROPERTY
q34452	APPARENT NON-HOA PROPERTY
q44256	APPARENT NON-HOA PROPERTY
q30526	APPARENT NON-HOA PROPERTY
q32001	APPARENT NON-HOA PROPERTY
q32413	APPARENT NON-HOA PROPERTY
q33462	APPARENT NON-HOA PROPERTY
q33677	APPARENT NON-HOA PROPERTY
q33747	APPARENT NON-HOA PROPERTY
q33987	APPARENT NON-HOA PROPERTY
q34408	APPARENT NON-HOA PROPERTY
q36845	APPARENT NON-HOA PROPERTY
q38460	APPARENT NON-HOA PROPERTY
q38830	APPARENT NON-HOA PROPERTY
q45213	APPARENT NON-HOA PROPERTY
q45617	APPARENT NON-HOA PROPERTY
q45661	APPARENT NON-HOA PROPERTY
q45725	APPARENT NON-HOA PROPERTY
q45834	APPARENT NON-HOA PROPERTY
Page | 6

q45880	APPARENT NON-HOA PROPERTY
q46108	APPARENT NON-HOA PROPERTY
q46438	APPARENT NON-HOA PROPERTY
q46575	APPARENT NON-HOA PROPERTY
q46765	APPARENT NON-HOA PROPERTY
q47713	APPARENT NON-HOA PROPERTY
q47960	APPARENT NON-HOA PROPERTY
q47973	APPARENT NON-HOA PROPERTY
q48215	APPARENT NON-HOA PROPERTY
q26165	APPARENT NON-HOA PROPERTY
q30986	APPARENT NON-HOA PROPERTY
q31139	APPARENT NON-HOA PROPERTY
q32468	APPARENT NON-HOA PROPERTY
q33054	APPARENT NON-HOA PROPERTY
q33785	APPARENT NON-HOA PROPERTY
q33807	APPARENT NON-HOA PROPERTY
q44303	APPARENT NON-HOA PROPERTY
q45856	APPARENT NON-HOA PROPERTY
q46182	APPARENT NON-HOA PROPERTY
q46621	APPARENT NON-HOA PROPERTY
q47814	APPARENT NON-HOA PROPERTY
q24629	APPARENT NON-HOA PROPERTY
q32018	APPARENT NON-HOA PROPERTY
q32341	APPARENT NON-HOA PROPERTY
q32364	APPARENT NON-HOA PROPERTY
q33029	APPARENT NON-HOA PROPERTY
q33083	APPARENT NON-HOA PROPERTY
q33908	APPARENT NON-HOA PROPERTY
q36911	APPARENT NON-HOA PROPERTY
q39261	APPARENT NON-HOA PROPERTY
q45747	APPARENT NON-HOA PROPERTY
q45907	APPARENT NON-HOA PROPERTY
q46204	APPARENT NON-HOA PROPERTY
q47709	APPARENT NON-HOA PROPERTY
q47912	APPARENT NON-HOA PROPERTY
q30396	APPARENT NON-HOA PROPERTY
q30893	APPARENT NON-HOA PROPERTY
q30927	APPARENT NON-HOA PROPERTY
q30984	APPARENT NON-HOA PROPERTY
q31826	APPARENT NON-HOA PROPERTY
q32244	APPARENT NON-HOA PROPERTY
q32248	APPARENT NON-HOA PROPERTY
q32282	APPARENT NON-HOA PROPERTY
Page | 7

q32561	APPARENT NON-HOA PROPERTY
q33156	APPARENT NON-HOA PROPERTY
q33214	APPARENT NON-HOA PROPERTY
q33244	APPARENT NON-HOA PROPERTY
q33624	APPARENT NON-HOA PROPERTY
q33939	APPARENT NON-HOA PROPERTY
q34041	APPARENT NON-HOA PROPERTY
q34042	APPARENT NON-HOA PROPERTY
q34279	APPARENT NON-HOA PROPERTY
q34516	APPARENT NON-HOA PROPERTY
q38845	APPARENT NON-HOA PROPERTY
q38909	APPARENT NON-HOA PROPERTY
q40320	APPARENT NON-HOA PROPERTY
q45196	APPARENT NON-HOA PROPERTY
q45751	APPARENT NON-HOA PROPERTY
q45800	APPARENT NON-HOA PROPERTY
q45868	APPARENT NON-HOA PROPERTY
q46020	APPARENT NON-HOA PROPERTY
q46041	APPARENT NON-HOA PROPERTY
q46126	APPARENT NON-HOA PROPERTY
q46588	APPARENT NON-HOA PROPERTY
q46600	APPARENT NON-HOA PROPERTY
q46802	APPARENT NON-HOA PROPERTY
q47653	APPARENT NON-HOA PROPERTY
q47731	APPARENT NON-HOA PROPERTY
q47804	APPARENT NON-HOA PROPERTY
q47805	APPARENT NON-HOA PROPERTY
q47817	APPARENT NON-HOA PROPERTY
q47885	APPARENT NON-HOA PROPERTY
q47975	APPARENT NON-HOA PROPERTY
q33632	APPARENT NON-HOA PROPERTY
q30100	APPARENT NON-HOA PROPERTY
q30952	APPARENT NON-HOA PROPERTY
q32316	APPARENT NON-HOA PROPERTY
q32451	APPARENT NON-HOA PROPERTY
q33166	APPARENT NON-HOA PROPERTY
q33552	APPARENT NON-HOA PROPERTY
q45908	APPARENT NON-HOA PROPERTY
q46374	APPARENT NON-HOA PROPERTY
q34395	APPARENT NON-HOA PROPERTY
q33205	APPARENT NON-HOA PROPERTY
q33920	APPARENT NON-HOA PROPERTY
q33485	APPARENT NON-HOA PROPERTY
Page | 8

q45821	APPARENT NON-HOA PROPERTY
q38583	APPARENT NON-HOA PROPERTY
q45769	APPARENT NON-HOA PROPERTY
q47902	APPARENT NON-HOA PROPERTY
q34379	APPARENT NON-HOA PROPERTY
q38806	APPARENT NON-HOA PROPERTY
q39286	APPARENT NON-HOA PROPERTY
q33985	APPARENT NON-HOA PROPERTY
q38822	APPARENT NON-HOA PROPERTY
q38825	APPARENT NON-HOA PROPERTY
q38869	APPARENT NON-HOA PROPERTY
q40425	APPARENT NON-HOA PROPERTY
q45842	APPARENT NON-HOA PROPERTY
q46489	APPARENT NON-HOA PROPERTY
q46790	APPARENT NON-HOA PROPERTY
q47643	APPARENT NON-HOA PROPERTY
q47758	APPARENT NON-HOA PROPERTY
q33403	APPARENT NON-HOA PROPERTY
q31006	APPARENT NON-HOA PROPERTY
q31164	APPARENT NON-HOA PROPERTY
q32024	APPARENT NON-HOA PROPERTY
q32306	APPARENT NON-HOA PROPERTY
q32398	APPARENT NON-HOA PROPERTY
q32464	APPARENT NON-HOA PROPERTY
q32982	APPARENT NON-HOA PROPERTY
q33143	APPARENT NON-HOA PROPERTY
q33318	APPARENT NON-HOA PROPERTY
q33397	APPARENT NON-HOA PROPERTY
q34008	APPARENT NON-HOA PROPERTY
q34116	APPARENT NON-HOA PROPERTY
q34117	APPARENT NON-HOA PROPERTY
q34355	APPARENT NON-HOA PROPERTY
q34431	APPARENT NON-HOA PROPERTY
q36864	APPARENT NON-HOA PROPERTY
q38687	APPARENT NON-HOA PROPERTY
q38764	APPARENT NON-HOA PROPERTY
q38817	APPARENT NON-HOA PROPERTY
q38838	APPARENT NON-HOA PROPERTY
q39020	APPARENT NON-HOA PROPERTY
q39532	APPARENT NON-HOA PROPERTY
q39632	APPARENT NON-HOA PROPERTY
q40362	APPARENT NON-HOA PROPERTY
q40520	APPARENT NON-HOA PROPERTY
Page | 9

q40580	APPARENT NON-HOA PROPERTY
q41286	APPARENT NON-HOA PROPERTY
q44449	APPARENT NON-HOA PROPERTY
q44510	APPARENT NON-HOA PROPERTY
q44530	APPARENT NON-HOA PROPERTY
q44949	APPARENT NON-HOA PROPERTY
q45328	APPARENT NON-HOA PROPERTY
q45962	APPARENT NON-HOA PROPERTY
q46173	APPARENT NON-HOA PROPERTY
q46265	APPARENT NON-HOA PROPERTY
q46268	APPARENT NON-HOA PROPERTY
q46408	APPARENT NON-HOA PROPERTY
q46511	APPARENT NON-HOA PROPERTY
q46550	APPARENT NON-HOA PROPERTY
q47639	APPARENT NON-HOA PROPERTY
q47640	APPARENT NON-HOA PROPERTY
q47641	APPARENT NON-HOA PROPERTY
q47721	APPARENT NON-HOA PROPERTY
q47780	APPARENT NON-HOA PROPERTY
q47891	APPARENT NON-HOA PROPERTY
q47900	APPARENT NON-HOA PROPERTY
q47901	APPARENT NON-HOA PROPERTY
q47903	APPARENT NON-HOA PROPERTY
q33724	APPARENT NON-HOA PROPERTY
q46270	APPARENT NON-HOA PROPERTY
q46787	APPARENT NON-HOA PROPERTY
q39293	APPARENT NON-HOA PROPERTY
q31965	APPARENT NON-HOA PROPERTY
q32101	APPARENT NON-HOA PROPERTY
q33422	APPARENT NON-HOA PROPERTY
q33662	APPARENT NON-HOA PROPERTY
q36865	APPARENT NON-HOA PROPERTY
q38861	APPARENT NON-HOA PROPERTY
q38921	APPARENT NON-HOA PROPERTY
q46119	APPARENT NON-HOA PROPERTY
q47745	APPARENT NON-HOA PROPERTY
q32572	APPARENT NON-HOA PROPERTY
q34193	APPARENT NON-HOA PROPERTY
q38894	APPARENT NON-HOA PROPERTY
q47919	APPARENT NON-HOA PROPERTY
q39581	APPARENT NON-HOA PROPERTY
q46022	APPARENT NON-HOA PROPERTY
q33168	APPARENT NON-HOA PROPERTY
Page | 10

q47660	APPARENT NON-HOA PROPERTY
q32002	APPARENT NON-HOA PROPERTY
q32396	APPARENT NON-HOA PROPERTY
q38886	APPARENT NON-HOA PROPERTY
q45427	APPARENT NON-HOA PROPERTY
q46542	APPARENT NON-HOA PROPERTY
MI02866	APPARENT NON-HOA PROPERTY
MI03265	APPARENT NON-HOA PROPERTY
MI04082	APPARENT NON-HOA PROPERTY
MI08345	APPARENT NON-HOA PROPERTY
MI08607	APPARENT NON-HOA PROPERTY
MI08488	APPARENT NON-HOA PROPERTY
MI07920	APPARENT NON-HOA PROPERTY
MI08672	APPARENT NON-HOA PROPERTY
JA07763	APPARENT NON-HOA PROPERTY
JA08260	APPARENT NON-HOA PROPERTY
JA08346	APPARENT NON-HOA PROPERTY
JA08617	APPARENT NON-HOA PROPERTY
JA08656	APPARENT NON-HOA PROPERTY
JA08658	APPARENT NON-HOA PROPERTY
JA08810	APPARENT NON-HOA PROPERTY
JA02273	APPARENT NON-HOA PROPERTY
JA02403	APPARENT NON-HOA PROPERTY
JA02454	APPARENT NON-HOA PROPERTY
JA02631	APPARENT NON-HOA PROPERTY
JA02657	APPARENT NON-HOA PROPERTY
JA02668	APPARENT NON-HOA PROPERTY
JA02700	APPARENT NON-HOA PROPERTY
JA02753	APPARENT NON-HOA PROPERTY
JA02806	APPARENT NON-HOA PROPERTY
JA02824	APPARENT NON-HOA PROPERTY
JA02825	APPARENT NON-HOA PROPERTY
JA02833	APPARENT NON-HOA PROPERTY
JA02856	APPARENT NON-HOA PROPERTY
JA02934	APPARENT NON-HOA PROPERTY
JA02977	APPARENT NON-HOA PROPERTY
JA03009	APPARENT NON-HOA PROPERTY
JA03093	APPARENT NON-HOA PROPERTY
JA03252	APPARENT NON-HOA PROPERTY
JA03366	APPARENT NON-HOA PROPERTY
JA03383	APPARENT NON-HOA PROPERTY
JA03548	APPARENT NON-HOA PROPERTY
JA03724	APPARENT NON-HOA PROPERTY
Page | 11

JA03823	APPARENT NON-HOA PROPERTY
JA03839	APPARENT NON-HOA PROPERTY
JA03934	APPARENT NON-HOA PROPERTY
JA03987	APPARENT NON-HOA PROPERTY
JA03988	APPARENT NON-HOA PROPERTY
JA03989	APPARENT NON-HOA PROPERTY
JA03990	APPARENT NON-HOA PROPERTY
JA03991	APPARENT NON-HOA PROPERTY
JA04101	APPARENT NON-HOA PROPERTY
JA04235	APPARENT NON-HOA PROPERTY
JA04457	APPARENT NON-HOA PROPERTY
JA04552	APPARENT NON-HOA PROPERTY
JA04969	APPARENT NON-HOA PROPERTY
JA04998	APPARENT NON-HOA PROPERTY
JA05112	APPARENT NON-HOA PROPERTY
JA05152	APPARENT NON-HOA PROPERTY
JA05154	APPARENT NON-HOA PROPERTY
JA05368	APPARENT NON-HOA PROPERTY
JA05409	APPARENT NON-HOA PROPERTY
JA05778	APPARENT NON-HOA PROPERTY
JA07776	APPARENT NON-HOA PROPERTY
JA07844	APPARENT NON-HOA PROPERTY
JA07865	APPARENT NON-HOA PROPERTY
JA08039	APPARENT NON-HOA PROPERTY
JA08041	APPARENT NON-HOA PROPERTY
JA08118	APPARENT NON-HOA PROPERTY
JA08137	APPARENT NON-HOA PROPERTY
JA08224	APPARENT NON-HOA PROPERTY
JA08277	APPARENT NON-HOA PROPERTY
JA08344	APPARENT NON-HOA PROPERTY
JA08356	APPARENT NON-HOA PROPERTY
JA08431	APPARENT NON-HOA PROPERTY
JA08432	APPARENT NON-HOA PROPERTY
JA08450	APPARENT NON-HOA PROPERTY
JA08455	APPARENT NON-HOA PROPERTY
JA08456	APPARENT NON-HOA PROPERTY
JA08487	APPARENT NON-HOA PROPERTY
JA08519	APPARENT NON-HOA PROPERTY
JA08589	APPARENT NON-HOA PROPERTY
JA08640	APPARENT NON-HOA PROPERTY
JA08706	APPARENT NON-HOA PROPERTY
JA08711	APPARENT NON-HOA PROPERTY
JA08764	APPARENT NON-HOA PROPERTY
Page | 12

JA08797	APPARENT NON-HOA PROPERTY
JA08847	APPARENT NON-HOA PROPERTY
JA08783	APPARENT NON-HOA PROPERTY
MC05210	APPARENT NON-HOA PROPERTY
MC03526	APPARENT NON-HOA PROPERTY
MC03442	APPARENT NON-HOA PROPERTY
MC02965	APPARENT NON-HOA PROPERTY
MC03075	APPARENT NON-HOA PROPERTY
MC08002	APPARENT NON-HOA PROPERTY
MC08385	APPARENT NON-HOA PROPERTY
MC02420	APPARENT NON-HOA PROPERTY
MC02514	APPARENT NON-HOA PROPERTY
MC02581	APPARENT NON-HOA PROPERTY
MC02595	APPARENT NON-HOA PROPERTY
MC02743	APPARENT NON-HOA PROPERTY
MC02940	APPARENT NON-HOA PROPERTY
MC03248	APPARENT NON-HOA PROPERTY
MC03249	APPARENT NON-HOA PROPERTY
MC03347	APPARENT NON-HOA PROPERTY
MC03368	APPARENT NON-HOA PROPERTY
MC03513	APPARENT NON-HOA PROPERTY
MC04083	APPARENT NON-HOA PROPERTY
MC04453	APPARENT NON-HOA PROPERTY
MC04975	APPARENT NON-HOA PROPERTY
MC05650	APPARENT NON-HOA PROPERTY
MC05681	APPARENT NON-HOA PROPERTY
MC07837	APPARENT NON-HOA PROPERTY
MC07903	APPARENT NON-HOA PROPERTY
MC08040	APPARENT NON-HOA PROPERTY
MC08335	APPARENT NON-HOA PROPERTY
MC08448	APPARENT NON-HOA PROPERTY
MC08454	APPARENT NON-HOA PROPERTY
MC08499	APPARENT NON-HOA PROPERTY
MC08550	APPARENT NON-HOA PROPERTY
MC08590	APPARENT NON-HOA PROPERTY
MC08592	APPARENT NON-HOA PROPERTY
MC08639	APPARENT NON-HOA PROPERTY
MC08671	APPARENT NON-HOA PROPERTY
MC08696	APPARENT NON-HOA PROPERTY
MC08704	APPARENT NON-HOA PROPERTY
MC08789	APPARENT NON-HOA PROPERTY
MC08831	APPARENT NON-HOA PROPERTY
MC03950	APPARENT NON-HOA PROPERTY
Page | 13

MC08107	APPARENT NON-HOA PROPERTY
MC08155	APPARENT NON-HOA PROPERTY
MC08242	APPARENT NON-HOA PROPERTY
MC08659	APPARENT NON-HOA PROPERTY
MI08125	APPARENT NON-HOA PROPERTY
MI07902	APPARENT NON-HOA PROPERTY
MI08546	APPARENT NON-HOA PROPERTY
MI08817	APPARENT NON-HOA PROPERTY
MI05067	APPARENT NON-HOA PROPERTY
MI04254	APPARENT NON-HOA PROPERTY
MI03893	APPARENT NON-HOA PROPERTY
MI08839	APPARENT NON-HOA PROPERTY
MC03566	APPARENT NON-HOA PROPERTY
MC03898	APPARENT NON-HOA PROPERTY
MC08676	APPARENT NON-HOA PROPERTY
MC03047	APPARENT NON-HOA PROPERTY
MC03253	APPARENT NON-HOA PROPERTY
MC03614	APPARENT NON-HOA PROPERTY
MC08179	APPARENT NON-HOA PROPERTY
MC08648	APPARENT NON-HOA PROPERTY
MC04914	APPARENT NON-HOA PROPERTY
MC08384	APPARENT NON-HOA PROPERTY
T04233	APPARENT NON-HOA PROPERTY
T04704	APPARENT NON-HOA PROPERTY
T07721	APPARENT NON-HOA PROPERTY
T07754	APPARENT NON-HOA PROPERTY
T03845	APPARENT NON-HOA PROPERTY
T07709	APPARENT NON-HOA PROPERTY
T05316	APPARENT NON-HOA PROPERTY
T02951	APPARENT NON-HOA PROPERTY
T03517	APPARENT NON-HOA PROPERTY
T03887	APPARENT NON-HOA PROPERTY
T03944	APPARENT NON-HOA PROPERTY
T04461	APPARENT NON-HOA PROPERTY
T03943	APPARENT NON-HOA PROPERTY
T03346	APPARENT NON-HOA PROPERTY
T03681	APPARENT NON-HOA PROPERTY
T03786	APPARENT NON-HOA PROPERTY
T04135	APPARENT NON-HOA PROPERTY
T04945	APPARENT NON-HOA PROPERTY
T07970	APPARENT NON-HOA PROPERTY
T08541	APPARENT NON-HOA PROPERTY
T03065	APPARENT NON-HOA PROPERTY
Page | 14

T03649	APPARENT NON-HOA PROPERTY
T03906	APPARENT NON-HOA PROPERTY
T04758	APPARENT NON-HOA PROPERTY
T05673	APPARENT NON-HOA PROPERTY
T08282	APPARENT NON-HOA PROPERTY
T08348	APPARENT NON-HOA PROPERTY
T03164	APPARENT NON-HOA PROPERTY
T03575	APPARENT NON-HOA PROPERTY
T03182	APPARENT NON-HOA PROPERTY
T03587	APPARENT NON-HOA PROPERTY
T06147	APPARENT NON-HOA PROPERTY
T07889	APPARENT NON-HOA PROPERTY
T07935	APPARENT NON-HOA PROPERTY
T08465	APPARENT NON-HOA PROPERTY
T04545	APPARENT NON-HOA PROPERTY
T06019	APPARENT NON-HOA PROPERTY
T03663	APPARENT NON-HOA PROPERTY
T04543	APPARENT NON-HOA PROPERTY
T05294	APPARENT NON-HOA PROPERTY
T06258	APPARENT NON-HOA PROPERTY
T07685	APPARENT NON-HOA PROPERTY
T08148	APPARENT NON-HOA PROPERTY
T03903	APPARENT NON-HOA PROPERTY
T02776	APPARENT NON-HOA PROPERTY
T03338	APPARENT NON-HOA PROPERTY
T03528	APPARENT NON-HOA PROPERTY
T05868	APPARENT NON-HOA PROPERTY
T08360	APPARENT NON-HOA PROPERTY
T03019	APPARENT NON-HOA PROPERTY
T04026	APPARENT NON-HOA PROPERTY
T05669	APPARENT NON-HOA PROPERTY
T05888	APPARENT NON-HOA PROPERTY
T06013	APPARENT NON-HOA PROPERTY
T06108	APPARENT NON-HOA PROPERTY
T04651	APPARENT NON-HOA PROPERTY
T02968	APPARENT NON-HOA PROPERTY
T03467	APPARENT NON-HOA PROPERTY
T05173	APPARENT NON-HOA PROPERTY
T04766	APPARENT NON-HOA PROPERTY
T04772	APPARENT NON-HOA PROPERTY
T03014	APPARENT NON-HOA PROPERTY
T03688	APPARENT NON-HOA PROPERTY
T04617	APPARENT NON-HOA PROPERTY
Page | 15

T05349	APPARENT NON-HOA PROPERTY
T08043	APPARENT NON-HOA PROPERTY
T03016	APPARENT NON-HOA PROPERTY
T03223	APPARENT NON-HOA PROPERTY
T04049	APPARENT NON-HOA PROPERTY
T04683	APPARENT NON-HOA PROPERTY
T05913	APPARENT NON-HOA PROPERTY
T08086	APPARENT NON-HOA PROPERTY
T08855	APPARENT NON-HOA PROPERTY
T03645	APPARENT NON-HOA PROPERTY
T05403	APPARENT NON-HOA PROPERTY
T08001	APPARENT NON-HOA PROPERTY
T08025	APPARENT NON-HOA PROPERTY
T03485	APPARENT NON-HOA PROPERTY
T07767	APPARENT NON-HOA PROPERTY
T08070	APPARENT NON-HOA PROPERTY
T05378	APPARENT NON-HOA PROPERTY
T06009	APPARENT NON-HOA PROPERTY
CL05342	APPARENT NON-HOA PROPERTY
CL03478	APPARENT NON-HOA PROPERTY
CL05056	APPARENT NON-HOA PROPERTY
CL05455	APPARENT NON-HOA PROPERTY
CL05573	APPARENT NON-HOA PROPERTY
CL02873	APPARENT NON-HOA PROPERTY
CL08526	APPARENT NON-HOA PROPERTY
CL04618	APPARENT NON-HOA PROPERTY
CL08441	APPARENT NON-HOA PROPERTY
CL03754	APPARENT NON-HOA PROPERTY
CL05843	APPARENT NON-HOA PROPERTY
CL05203	APPARENT NON-HOA PROPERTY
CL04646	APPARENT NON-HOA PROPERTY
CL02846	APPARENT NON-HOA PROPERTY
CL03023	APPARENT NON-HOA PROPERTY
CL03080	APPARENT NON-HOA PROPERTY
CL03092	APPARENT NON-HOA PROPERTY
CL03126	APPARENT NON-HOA PROPERTY
CL03401	APPARENT NON-HOA PROPERTY
CL03451	APPARENT NON-HOA PROPERTY
CL03453	APPARENT NON-HOA PROPERTY
CL03455	APPARENT NON-HOA PROPERTY
CL03790	APPARENT NON-HOA PROPERTY
CL03826	APPARENT NON-HOA PROPERTY
CL03995	APPARENT NON-HOA PROPERTY
Page | 16

CL04063	APPARENT NON-HOA PROPERTY
CL04110	APPARENT NON-HOA PROPERTY
CL04176	APPARENT NON-HOA PROPERTY
CL04255	APPARENT NON-HOA PROPERTY
CL04270	APPARENT NON-HOA PROPERTY
CL04467	APPARENT NON-HOA PROPERTY
CL04531	APPARENT NON-HOA PROPERTY
CL04553	APPARENT NON-HOA PROPERTY
CL04554	APPARENT NON-HOA PROPERTY
CL04555	APPARENT NON-HOA PROPERTY
CL04585	APPARENT NON-HOA PROPERTY
CL04622	APPARENT NON-HOA PROPERTY
CL04869	APPARENT NON-HOA PROPERTY
CL04870	APPARENT NON-HOA PROPERTY
CL04956	APPARENT NON-HOA PROPERTY
CL05055	APPARENT NON-HOA PROPERTY
CL05099	APPARENT NON-HOA PROPERTY
CL05103	APPARENT NON-HOA PROPERTY
CL05423	APPARENT NON-HOA PROPERTY
CL05605	APPARENT NON-HOA PROPERTY
CL05608	APPARENT NON-HOA PROPERTY
CL05609	APPARENT NON-HOA PROPERTY
CL05645	APPARENT NON-HOA PROPERTY
CL05709	APPARENT NON-HOA PROPERTY
CL05774	APPARENT NON-HOA PROPERTY
CL05852	APPARENT NON-HOA PROPERTY
CL05924	APPARENT NON-HOA PROPERTY
CL05951	APPARENT NON-HOA PROPERTY
CL06000	APPARENT NON-HOA PROPERTY
CL07717	APPARENT NON-HOA PROPERTY
CL07761	APPARENT NON-HOA PROPERTY
CL07874	APPARENT NON-HOA PROPERTY
CL08414	APPARENT NON-HOA PROPERTY
CL08544	APPARENT NON-HOA PROPERTY
CL04403	APPARENT NON-HOA PROPERTY
CL04904	APPARENT NON-HOA PROPERTY
CL05311	APPARENT NON-HOA PROPERTY
CL05426	APPARENT NON-HOA PROPERTY
CL07868	APPARENT NON-HOA PROPERTY
CL04621	APPARENT NON-HOA PROPERTY
q32996	APPARENT NON-HOA PROPERTY
q34173	APPARENT NON-HOA PROPERTY
q34214	APPARENT NON-HOA PROPERTY
Page | 17

q38855	APPARENT NON-HOA PROPERTY
q39281	APPARENT NON-HOA PROPERTY
q45239	APPARENT NON-HOA PROPERTY
q45615	APPARENT NON-HOA PROPERTY
q31082	APPARENT NON-HOA PROPERTY
q31109	APPARENT NON-HOA PROPERTY
q31137	APPARENT NON-HOA PROPERTY
q31780	APPARENT NON-HOA PROPERTY
q33000	APPARENT NON-HOA PROPERTY
q33976	APPARENT NON-HOA PROPERTY
q34118	APPARENT NON-HOA PROPERTY
q34156	APPARENT NON-HOA PROPERTY
q36879	APPARENT NON-HOA PROPERTY
q36887	APPARENT NON-HOA PROPERTY
q38584	APPARENT NON-HOA PROPERTY
q38656	APPARENT NON-HOA PROPERTY
q38719	APPARENT NON-HOA PROPERTY
q38778	APPARENT NON-HOA PROPERTY
q38849	APPARENT NON-HOA PROPERTY
q38977	APPARENT NON-HOA PROPERTY
q38985	APPARENT NON-HOA PROPERTY
q39001	APPARENT NON-HOA PROPERTY
q39218	APPARENT NON-HOA PROPERTY
q39386	APPARENT NON-HOA PROPERTY
q39488	APPARENT NON-HOA PROPERTY
q39556	APPARENT NON-HOA PROPERTY
q43960	APPARENT NON-HOA PROPERTY
q44006	APPARENT NON-HOA PROPERTY
q44049	APPARENT NON-HOA PROPERTY
q45794	APPARENT NON-HOA PROPERTY
q46565	APPARENT NON-HOA PROPERTY
q46807	APPARENT NON-HOA PROPERTY
q46838	APPARENT NON-HOA PROPERTY
q32319	APPARENT NON-HOA PROPERTY
q32328	APPARENT NON-HOA PROPERTY
q32349	APPARENT NON-HOA PROPERTY
q33633	APPARENT NON-HOA PROPERTY
q34132	APPARENT NON-HOA PROPERTY
q34406	APPARENT NON-HOA PROPERTY
q34456	APPARENT NON-HOA PROPERTY
q38854	APPARENT NON-HOA PROPERTY
q38892	APPARENT NON-HOA PROPERTY
q38952	APPARENT NON-HOA PROPERTY
Page | 18

q40395	APPARENT NON-HOA PROPERTY
q41127	APPARENT NON-HOA PROPERTY
q44040	APPARENT NON-HOA PROPERTY
q44870	APPARENT NON-HOA PROPERTY
q46103	APPARENT NON-HOA PROPERTY
q47655	APPARENT NON-HOA PROPERTY
q32537	APPARENT NON-HOA PROPERTY
q33606	APPARENT NON-HOA PROPERTY
q44008	APPARENT NON-HOA PROPERTY
q39613	APPARENT NON-HOA PROPERTY
q46552	APPARENT NON-HOA PROPERTY
q26199	APPARENT NON-HOA PROPERTY
q32114	APPARENT NON-HOA PROPERTY
q32253	APPARENT NON-HOA PROPERTY
q32459	APPARENT NON-HOA PROPERTY
q32555	APPARENT NON-HOA PROPERTY
q33363	APPARENT NON-HOA PROPERTY
q33766	APPARENT NON-HOA PROPERTY
q33892	APPARENT NON-HOA PROPERTY
q28765	APPARENT NON-HOA PROPERTY
q28766	APPARENT NON-HOA PROPERTY
q31784	APPARENT NON-HOA PROPERTY
q31975	APPARENT NON-HOA PROPERTY
q32297	APPARENT NON-HOA PROPERTY
q32312	APPARENT NON-HOA PROPERTY
q32379	APPARENT NON-HOA PROPERTY
q33110	APPARENT NON-HOA PROPERTY
q33298	APPARENT NON-HOA PROPERTY
q33418	APPARENT NON-HOA PROPERTY
q33591	APPARENT NON-HOA PROPERTY
q33652	APPARENT NON-HOA PROPERTY
q33759	APPARENT NON-HOA PROPERTY
q34489	APPARENT NON-HOA PROPERTY
q34553	APPARENT NON-HOA PROPERTY
q38485	APPARENT NON-HOA PROPERTY
q38586	APPARENT NON-HOA PROPERTY
q38587	APPARENT NON-HOA PROPERTY
q38665	APPARENT NON-HOA PROPERTY
q38701	APPARENT NON-HOA PROPERTY
q38728	APPARENT NON-HOA PROPERTY
q38737	APPARENT NON-HOA PROPERTY
q38758	APPARENT NON-HOA PROPERTY
q38875	APPARENT NON-HOA PROPERTY
Page | 19

q38924	APPARENT NON-HOA PROPERTY
q39074	APPARENT NON-HOA PROPERTY
q39196	APPARENT NON-HOA PROPERTY
q39516	APPARENT NON-HOA PROPERTY
q39541	APPARENT NON-HOA PROPERTY
q40615	APPARENT NON-HOA PROPERTY
q40662	APPARENT NON-HOA PROPERTY
q40666	APPARENT NON-HOA PROPERTY
q40744	APPARENT NON-HOA PROPERTY
q40780	APPARENT NON-HOA PROPERTY
q44371	APPARENT NON-HOA PROPERTY
q44518	APPARENT NON-HOA PROPERTY
q44620	APPARENT NON-HOA PROPERTY
q44799	APPARENT NON-HOA PROPERTY
q44841	APPARENT NON-HOA PROPERTY
q44969	APPARENT NON-HOA PROPERTY
q44974	APPARENT NON-HOA PROPERTY
q45010	APPARENT NON-HOA PROPERTY
q45117	APPARENT NON-HOA PROPERTY
q45221	APPARENT NON-HOA PROPERTY
q45592	APPARENT NON-HOA PROPERTY
q45828	APPARENT NON-HOA PROPERTY
q45846	APPARENT NON-HOA PROPERTY
q45892	APPARENT NON-HOA PROPERTY
q45909	APPARENT NON-HOA PROPERTY
q46153	APPARENT NON-HOA PROPERTY
q46502	APPARENT NON-HOA PROPERTY
q46525	APPARENT NON-HOA PROPERTY
q46572	APPARENT NON-HOA PROPERTY
q46636	APPARENT NON-HOA PROPERTY
q46641	APPARENT NON-HOA PROPERTY
q46758	APPARENT NON-HOA PROPERTY
q47612	APPARENT NON-HOA PROPERTY
q47783	APPARENT NON-HOA PROPERTY
q44516	APPARENT NON-HOA PROPERTY
q32402	APPARENT NON-HOA PROPERTY
q33431	APPARENT NON-HOA PROPERTY
q33601	APPARENT NON-HOA PROPERTY
q33732	APPARENT NON-HOA PROPERTY
q34326	APPARENT NON-HOA PROPERTY
q38729	APPARENT NON-HOA PROPERTY
q39242	APPARENT NON-HOA PROPERTY
q45731	APPARENT NON-HOA PROPERTY
Page | 20

q30572	APPARENT NON-HOA PROPERTY
q33313	APPARENT NON-HOA PROPERTY
q33984	APPARENT NON-HOA PROPERTY
q34146	APPARENT NON-HOA PROPERTY
q34154	APPARENT NON-HOA PROPERTY
q34369	APPARENT NON-HOA PROPERTY
q43892	APPARENT NON-HOA PROPERTY
q45356	APPARENT NON-HOA PROPERTY
q46216	APPARENT NON-HOA PROPERTY
q46738	APPARENT NON-HOA PROPERTY
q32330	APPARENT NON-HOA PROPERTY
q33423	APPARENT NON-HOA PROPERTY
q34184	APPARENT NON-HOA PROPERTY
q39347	APPARENT NON-HOA PROPERTY
q40740	APPARENT NON-HOA PROPERTY
q45629	APPARENT NON-HOA PROPERTY
q38881	APPARENT NON-HOA PROPERTY
q33194	APPARENT NON-HOA PROPERTY
q33365	APPARENT NON-HOA PROPERTY
q33919	APPARENT NON-HOA PROPERTY
q36868	APPARENT NON-HOA PROPERTY
q44458	APPARENT NON-HOA PROPERTY
q44471	APPARENT NON-HOA PROPERTY
q47616	APPARENT NON-HOA PROPERTY
q39085	APPARENT NON-HOA PROPERTY
q33117	APPARENT NON-HOA PROPERTY
q33296	APPARENT NON-HOA PROPERTY
q33575	APPARENT NON-HOA PROPERTY
q34552	APPARENT NON-HOA PROPERTY
q45460	APPARENT NON-HOA PROPERTY
q34565	APPARENT NON-HOA PROPERTY
q38514	APPARENT NON-HOA PROPERTY
q44308	APPARENT NON-HOA PROPERTY
q44769	APPARENT NON-HOA PROPERTY
q39217	APPARENT NON-HOA PROPERTY
q32567	APPARENT NON-HOA PROPERTY
q34054	APPARENT NON-HOA PROPERTY
q38423	APPARENT NON-HOA PROPERTY
q33800	APPARENT NON-HOA PROPERTY
q39504	APPARENT NON-HOA PROPERTY
q44120	APPARENT NON-HOA PROPERTY
q46180	APPARENT NON-HOA PROPERTY
q46183	APPARENT NON-HOA PROPERTY
Page | 21

q33096	APPARENT NON-HOA PROPERTY
q39057	APPARENT NON-HOA PROPERTY
q33579	APPARENT NON-HOA PROPERTY
q47893	APPARENT NON-HOA PROPERTY
q28923	APPARENT NON-HOA PROPERTY
q34269	APPARENT NON-HOA PROPERTY
q39491	APPARENT NON-HOA PROPERTY
q44246	APPARENT NON-HOA PROPERTY
q44385	APPARENT NON-HOA PROPERTY
q46028	APPARENT NON-HOA PROPERTY
q45363	APPARENT NON-HOA PROPERTY
q33137	APPARENT NON-HOA PROPERTY
q33566	APPARENT NON-HOA PROPERTY
q34026	APPARENT NON-HOA PROPERTY
q34210	APPARENT NON-HOA PROPERTY
q38420	APPARENT NON-HOA PROPERTY
q38450	APPARENT NON-HOA PROPERTY
q44319	APPARENT NON-HOA PROPERTY
q44574	APPARENT NON-HOA PROPERTY
q44857	APPARENT NON-HOA PROPERTY
q45394	APPARENT NON-HOA PROPERTY
q46744	APPARENT NON-HOA PROPERTY
q38679	APPARENT NON-HOA PROPERTY
q44206	APPARENT NON-HOA PROPERTY
q45679	APPARENT NON-HOA PROPERTY
q45679-2	APPARENT NON-HOA PROPERTY
q45679b	APPARENT NON-HOA PROPERTY
q45855	APPARENT NON-HOA PROPERTY
q45956	APPARENT NON-HOA PROPERTY
q26221	APPARENT NON-HOA PROPERTY
q34488	APPARENT NON-HOA PROPERTY
q39713	APPARENT NON-HOA PROPERTY
q44158	APPARENT NON-HOA PROPERTY
q46716	APPARENT NON-HOA PROPERTY
q47636	APPARENT NON-HOA PROPERTY
q30648	APPARENT NON-HOA PROPERTY
q30651	APPARENT NON-HOA PROPERTY
q30652	APPARENT NON-HOA PROPERTY
q30653	APPARENT NON-HOA PROPERTY
q40843	APPARENT NON-HOA PROPERTY
q43966	APPARENT NON-HOA PROPERTY
q44528	APPARENT NON-HOA PROPERTY
q44810	APPARENT NON-HOA PROPERTY
Page | 22

q46300	APPARENT NON-HOA PROPERTY
q46574	APPARENT NON-HOA PROPERTY
q33737	APPARENT NON-HOA PROPERTY
q34296	APPARENT NON-HOA PROPERTY
q34548	APPARENT NON-HOA PROPERTY
q45419	APPARENT NON-HOA PROPERTY
q33715	APPARENT NON-HOA PROPERTY
q34461	APPARENT NON-HOA PROPERTY
q39013	APPARENT NON-HOA PROPERTY
q39311	APPARENT NON-HOA PROPERTY
q39312	APPARENT NON-HOA PROPERTY
q44299	APPARENT NON-HOA PROPERTY
q40545	APPARENT NON-HOA PROPERTY
q44500	APPARENT NON-HOA PROPERTY
q44576	APPARENT NON-HOA PROPERTY
q30693	APPARENT NON-HOA PROPERTY
q33419	APPARENT NON-HOA PROPERTY
q33553	APPARENT NON-HOA PROPERTY
q34340	APPARENT NON-HOA PROPERTY
q36829	APPARENT NON-HOA PROPERTY
q39451	APPARENT NON-HOA PROPERTY
q45882	APPARENT NON-HOA PROPERTY
q46227	APPARENT NON-HOA PROPERTY
q45730	APPARENT NON-HOA PROPERTY
q34094	APPARENT NON-HOA PROPERTY
q34503	APPARENT NON-HOA PROPERTY
q39329	APPARENT NON-HOA PROPERTY
q33881	APPARENT NON-HOA PROPERTY
q44179	APPARENT NON-HOA PROPERTY
q44634	APPARENT NON-HOA PROPERTY
q39480	APPARENT NON-HOA PROPERTY
q39360	APPARENT NON-HOA PROPERTY
q43990	APPARENT NON-HOA PROPERTY
q44147	APPARENT NON-HOA PROPERTY
q44171	APPARENT NON-HOA PROPERTY
q45767	APPARENT NON-HOA PROPERTY
q32430	APPARENT NON-HOA PROPERTY
q34464	APPARENT NON-HOA PROPERTY
q34542	APPARENT NON-HOA PROPERTY
q32151	APPARENT NON-HOA PROPERTY
q33254	APPARENT NON-HOA PROPERTY
q34532	APPARENT NON-HOA PROPERTY
q39618	APPARENT NON-HOA PROPERTY
Page | 23

q32559	APPARENT NON-HOA PROPERTY
q39434	APPARENT NON-HOA PROPERTY
q39472	APPARENT NON-HOA PROPERTY
q33089	APPARENT NON-HOA PROPERTY
q33701	APPARENT NON-HOA PROPERTY
q46029	APPARENT NON-HOA PROPERTY
q32538	APPARENT NON-HOA PROPERTY
q38705	APPARENT NON-HOA PROPERTY
q44089	APPARENT NON-HOA PROPERTY
q44165	APPARENT NON-HOA PROPERTY
q44493	APPARENT NON-HOA PROPERTY
q39388	APPARENT NON-HOA PROPERTY
q32554	APPARENT NON-HOA PROPERTY
q33284	APPARENT NON-HOA PROPERTY
q33554	APPARENT NON-HOA PROPERTY
q33620	APPARENT NON-HOA PROPERTY
q34253	APPARENT NON-HOA PROPERTY
q38730	APPARENT NON-HOA PROPERTY
q38929	APPARENT NON-HOA PROPERTY
q39146	APPARENT NON-HOA PROPERTY
q39501	APPARENT NON-HOA PROPERTY
q41139	APPARENT NON-HOA PROPERTY
q44940	APPARENT NON-HOA PROPERTY
q46196	APPARENT NON-HOA PROPERTY
q46792	APPARENT NON-HOA PROPERTY
q31862	APPARENT NON-HOA PROPERTY
q32504	APPARENT NON-HOA PROPERTY
q33138	APPARENT NON-HOA PROPERTY
q34209	APPARENT NON-HOA PROPERTY
q34349	APPARENT NON-HOA PROPERTY
q34429	APPARENT NON-HOA PROPERTY
q36828	APPARENT NON-HOA PROPERTY
q39263	APPARENT NON-HOA PROPERTY
q39341	APPARENT NON-HOA PROPERTY
q44112	APPARENT NON-HOA PROPERTY
q44761	APPARENT NON-HOA PROPERTY
q44843	APPARENT NON-HOA PROPERTY
q46820	APPARENT NON-HOA PROPERTY
q38506	APPARENT NON-HOA PROPERTY
q38588	APPARENT NON-HOA PROPERTY
q44354	APPARENT NON-HOA PROPERTY
q44406	APPARENT NON-HOA PROPERTY
q46161	APPARENT NON-HOA PROPERTY
Page | 24

q33963	APPARENT NON-HOA PROPERTY
q34189	APPARENT NON-HOA PROPERTY
q38620	APPARENT NON-HOA PROPERTY
q39366	APPARENT NON-HOA PROPERTY
q45225	APPARENT NON-HOA PROPERTY
q33791	APPARENT NON-HOA PROPERTY
q34366	APPARENT NON-HOA PROPERTY
q33617	APPARENT NON-HOA PROPERTY
q46740	APPARENT NON-HOA PROPERTY
q31995	APPARENT NON-HOA PROPERTY
q32272	APPARENT NON-HOA PROPERTY
q33215	APPARENT NON-HOA PROPERTY
q32419	APPARENT NON-HOA PROPERTY
q33061	APPARENT NON-HOA PROPERTY
q33396	APPARENT NON-HOA PROPERTY
q33595	APPARENT NON-HOA PROPERTY
q33644	APPARENT NON-HOA PROPERTY
q38774	APPARENT NON-HOA PROPERTY
q38938	APPARENT NON-HOA PROPERTY
q38499	APPARENT NON-HOA PROPERTY
q38959	APPARENT NON-HOA PROPERTY
q36859	APPARENT NON-HOA PROPERTY
q40650	APPARENT NON-HOA PROPERTY
q32026	APPARENT NON-HOA PROPERTY
q34222	APPARENT NON-HOA PROPERTY
q34467	APPARENT NON-HOA PROPERTY
q39219	APPARENT NON-HOA PROPERTY
q45044	APPARENT NON-HOA PROPERTY
q45593	APPARENT NON-HOA PROPERTY
q45951	APPARENT NON-HOA PROPERTY
q43830	APPARENT NON-HOA PROPERTY
q46816	APPARENT NON-HOA PROPERTY
q33380	APPARENT NON-HOA PROPERTY
q33386	APPARENT NON-HOA PROPERTY
q33744	APPARENT NON-HOA PROPERTY
q34002	APPARENT NON-HOA PROPERTY
q44876	APPARENT NON-HOA PROPERTY
q45755	APPARENT NON-HOA PROPERTY
q34059	APPARENT NON-HOA PROPERTY
q34220	APPARENT NON-HOA PROPERTY
q34256	APPARENT NON-HOA PROPERTY
q39246	APPARENT NON-HOA PROPERTY
q43766	APPARENT NON-HOA PROPERTY
Page | 25

q46154	APPARENT NON-HOA PROPERTY
q46454	APPARENT NON-HOA PROPERTY
q43882	APPARENT NON-HOA PROPERTY
q32984	APPARENT NON-HOA PROPERTY
q33014	APPARENT NON-HOA PROPERTY
q33437	APPARENT NON-HOA PROPERTY
q33719	APPARENT NON-HOA PROPERTY
q33739	APPARENT NON-HOA PROPERTY
q33942	APPARENT NON-HOA PROPERTY
q34219	APPARENT NON-HOA PROPERTY
q34466	APPARENT NON-HOA PROPERTY
q34479	APPARENT NON-HOA PROPERTY
q38518	APPARENT NON-HOA PROPERTY
q44036	APPARENT NON-HOA PROPERTY
q46724	APPARENT NON-HOA PROPERTY
q47782	APPARENT NON-HOA PROPERTY

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